Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 3,146,396	¥ 3,005,695
Less current portion	911,395	962,455
Total long-term debt, excluding current portion	2,235,001	2,043,240
Parent Company
Debt Instrument [Line Items]
Long-term debt	70,198	70,240
Parent Company | Bank Loans Maturing Through 2031
Debt Instrument [Line Items]
Unsecured debt	198	240
Parent Company | Japanese Yen 0.76 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	70,000	70,000
Subsidiaries
Debt Instrument [Line Items]
Less unamortized discount, net	5,233	5,105
Long-term debt	3,076,198	2,935,455
Subsidiaries | Bank Loans Maturing Through 2029
Debt Instrument [Line Items]
Secured debt	14,746	19,827
Unsecured debt	897,769	804,396
Subsidiaries | Asset Backed Notes Maturing Through 2015
Debt Instrument [Line Items]
Secured debt	511,384	453,802
Subsidiaries | Japanese Yen 1.30 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt		40,000
Subsidiaries | Japanese Yen 1.51 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | Japanese Yen 1.48 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.49 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	20,000	20,000
Subsidiaries | Japanese Yen 1.31 Percent Unsecured Bond Due 2013
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | Japanese Yen 1.05 Percent Unsecured Bond Due 2014
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.56 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.59 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.47 Percent Unsecured Bond Due 2016
Debt Instrument [Line Items]
Unsecured debt	40,000
Subsidiaries | Japanese Yen 0.48 Percent Unsecured Bond Due 2017
Debt Instrument [Line Items]
Unsecured debt	40,000
Subsidiaries | Thai Baht 4.72 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt		3,575
Subsidiaries | Medium Term Notes Maturing Through 2023
Debt Instrument [Line Items]
Medium-term notes	¥ 1,397,532	¥ 1,408,960